The 2012 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity	Growth	Main Street®
	Management	Bond	Managed	Bond	Index	LT	Core
ASSETS
Investments in mutual funds, at value:
Cash Management Portfolio Class I	$262,766
High Yield Bond Portfolio Class I		$413,464
Inflation Managed Portfolio Class I			$790,430
Managed Bond Portfolio Class I				$1,043,840
Equity Index Portfolio Class I					$1,075,716
Growth LT Portfolio Class I						$360,369
Main Street Core Portfolio Class I							$461,455

Total Assets	262,766	413,464	790,430	1,043,840	1,075,716	360,369	461,455

LIABILITIES
Payables:
Mortality and expense risk fees	156	245	472	620	636	212	271
Other	44	154	198	410	184	24	79

Total Liabilities	200	399	670	1,030	820	236	350

NET ASSETS	$262,566	$413,065	$789,760	$1,042,810	$1,074,896	$360,133	$461,105

Units Outstanding	12,694	8,064	14,779	18,820	21,961	8,160	8,904

Accumulation Unit Value	$20.68	$51.22	$53.44	$55.41	$48.95	$44.13	$51.79

Cost of Investments	$262,795	$400,824	$833,411	$1,011,711	$925,233	$448,773	$446,641

Shares Owned in each Portfolio	26,054	65,570	74,336	90,382	35,083	26,946	23,563

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value
ASSETS
Investments in mutual funds, at value:
Small-Cap Growth Portfolio Class I	$19,220
Small-Cap Index Portfolio Class I		$717,819
Emerging Markets Portfolio Class I			$488,031
International Value Portfolio Class I				$585,184
Receivables:
Due from Pacific Life Insurance Company	—	—	—	213

Total Assets	19,220	717,819	488,031	585,397

LIABILITIES
Payables:
Mortality and expense risk fees	11	417	284	342
Other	12	162	84	—

Total Liabilities	23	579	368	342

NET ASSETS	$19,197	$717,240	$487,663	$585,055

Units Outstanding	1,408	46,355	14,159	24,847

Accumulation Unit Value	$13.63	$15.47	$34.44	$23.55

Cost of Investments	$20,624	$607,007	$493,709	$779,695

Shares Owned in each Portfolio	1,980	57,818	33,352	60,309

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

	Variable Accounts
	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth LT	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments	$3	$27,046	$17,799	$51,896	$24,834	$3,171	$4,665
EXPENSES
Mortality and expense risk fees	1,819	2,684	5,452	7,220	7,331	2,433	3,295
Net Investment Income (Loss)	(1,816)	24,362	12,347	44,676	17,503	738	1,370
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(8)	227	2,366	1,890	13,694	516	(675)
Capital gain distributions from mutual fund investments	—	—	123,609	1,140	—	118,306	20,975
Realized Gain (Loss) on Investments	(8)	227	125,975	3,030	13,694	118,822	20,300
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	5	26,940	(71,320)	49,369	112,137	(65,695)	48,565
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,819)	$51,529	$67,002	$97,075	$143,334	$53,865	$70,235

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
INVESTMENT INCOME
Dividends from mutual fund investments	$16	$7,496	$3,500	$18,879
EXPENSES
Mortality and expense risk fees	151	5,031	3,253	3,803
Net Investment Income (Loss)	(135)	2,465	247	15,076
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,356	(14,799)	7,261	(3,248)
Capital gain distributions from mutual fund investments	2,613	11,871	48,474	—
Realized Gain (Loss) on Investments	4,969	(2,928)	55,735	(3,248)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(1,255)	102,102	33,670	73,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,579	$101,639	$89,652	$85,650

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Cash Management		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,816)	($2,022)	$24,362	$39,405	$12,347	$41,301
Realized gain (loss) on investments	(8)	(554)	227	5,482	125,975	32,616
Change in net unrealized appreciation (depreciation)
on investments	5	553	26,940	(31,865)	(71,320)	4,337
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,819)	(2,023)	51,529	13,022	67,002	78,254
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	14,566	(75,026)	26,007	(144,800)	(10,573)	19,569
Policy maintenance charges	(3,984)	(4,375)	(4,816)	(4,742)	(6,513)	(6,700)
Policy benefits and terminations	(1,404)	(117)	(12,866)	(1,611)	(27,316)	(1,472)
Other	1,570	(6,923)	(2,959)	(1,877)	(7,576)	(5,073)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,748	(86,441)	5,366	(153,030)	(51,978)	6,324
NET INCREASE (DECREASE) IN NET ASSETS	8,929	(88,464)	56,895	(140,008)	15,024	84,578
NET ASSETS
Beginning of Year	253,637	342,101	356,170	496,178	774,736	690,158
End of Year	$262,566	$253,637	$413,065	$356,170	$789,760	$774,736

	Managed Bond		Equity Index		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$44,676	$53,773	$17,503	$22,994	$738	$1,260
Realized gain on investments	3,030	34,445	13,694	6,785	118,822	18,767
Change in net unrealized appreciation (depreciation) on investments	49,369	(58,066)	112,137	(18,224)	(65,695)	(36,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,075	30,152	143,334	11,555	53,865	(16,558)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	136	—	—	—	—
Transfers between variable and fixed accounts, net	(16,993)	169,508	(251)	(7,000)	(1,227)	(206,838)
Policy maintenance charges	(11,049)	(11,236)	(6,190)	(6,197)	(1,712)	(1,743)
Policy benefits and terminations	(12,980)	—	(29,507)	—	—	—
Other	(8,936)	(4,553)	(7,290)	(4,838)	(83)	89
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(49,958)	153,855	(43,238)	(18,035)	(3,022)	(208,492)
NET INCREASE (DECREASE) IN NET ASSETS	47,117	184,007	100,096	(6,480)	50,843	(225,050)
NET ASSETS
Beginning of Year	995,693	811,686	974,800	981,280	309,290	534,340
End of Year	$1,042,810	$995,693	$1,074,896	$974,800	$360,133	$309,290

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Main Street Core		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,370	$2,609	($135)	($219)	$2,465	($449)
Realized gain (loss) on investments	20,300	36,254	4,969	4,363	(2,928)	(701)
Change in net unrealized appreciation (depreciation) on investments	48,565	(39,388)	(1,255)	(5,298)	102,102	(38,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,235	(525)	3,579	(1,154)	101,639	(39,444)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	167	—	—	—	—
Transfers between variable and fixed accounts, net	(901)	4,297	(464)	6,725	(923)	109,796
Policy maintenance charges	(3,502)	(3,729)	(259)	(460)	(6,537)	(6,617)
Policy benefits and terminations	(47,636)	—	(14,002)	—	(69,437)	(1,800)
Other	(2,907)	229	(1,634)	(676)	(4,016)	(3,766)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(54,946)	964	(16,359)	5,589	(80,913)	97,613
NET INCREASE (DECREASE) IN NET ASSETS	15,289	439	(12,780)	4,435	20,726	58,169
NET ASSETS
Beginning of Year	445,816	445,377	31,977	27,542	696,514	638,345
End of Year	$461,105	$445,816	$19,197	$31,977	$717,240	$696,514

	Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$247	$7,109	$15,076	$50,075
Realized gain (loss) on investments	55,735	2,125	(3,248)	(21,624)
Change in net unrealized appreciation (depreciation) on investments	33,670	(97,753)	73,822	(101,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	89,652	(88,519)	85,650	(73,388)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—
Transfers between variable and fixed accounts, net	(3,785)	282,149	(5,456)	(158,380)
Policy maintenance charges	(3,885)	(4,089)	(4,526)	(5,324)
Policy benefits and terminations	(36,707)	—	—	—
Other	(7,563)	(4,514)	(3,078)	(4,163)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(51,940)	273,546	(13,060)	(167,867)
NET INCREASE (DECREASE) IN NET ASSETS	37,712	185,027	72,590	(241,255)
NET ASSETS
Beginning of Year	449,951	264,924	512,465	753,720
End of Year	$487,663	$449,951	$585,055	$512,465

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts For Each Year Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)

Cash Management
2012(4)	$20.68	12,694	$262,566	0.00%	0.70%	(0.70%)
2011	20.83	12,177	253,637	0.00%	0.70%	(0.70%)
2010	20.98	16,309	342,101	0.01%	0.70%	(0.75%)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%

High Yield Bond
2012	$51.22	8,064	$413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)

Inflation Managed
2012	$53.44	14,779	$789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)

Managed Bond
2012	$55.41	18,820	$1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)

Equity Index
2012	$48.95	21,961	$1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)

Growth LT
2012	$44.13	8,160	$360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)

Main Street Core
2012	$51.79	8,904	$461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)

Small-Cap Growth
2012	$13.63	1,408	$19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)

Small-Cap Index
2012	$15.47	46,355	$717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)

Emerging Markets
2012	$34.44	14,159	$487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)

International Value
2012	$23.55	24,847	$585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%	)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%	)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns.

(4)	Investment income ratio for the Cash Management Variable Account represents less than 0.005% .

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (See Note 3) as follows:

Cash Management	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth LT	Small-Cap Index

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2012, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, from the Fund based on an annual percentage of average daily net assets of each Portfolio.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$18,690	$9,747	Main Street Core	$39,204	$71,725
High Yield Bond	53,707	23,876	Small-Cap Growth	3,607	17,490
Inflation Managed	149,741	65,662	Small-Cap Index	20,528	86,973
Managed Bond	56,681	60,653	Emerging Markets	53,674	56,796
Equity Index	24,834	50,350	International Value	21,852	19,753
Growth LT	122,729	6,628

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease )	Units Issued	Units Redeemed	Net Increase (Decrease )
Cash Management	930	(413)	517	334	(4,466)	(4,132)
High Yield Bond	553	(450)	103	55	(3,483)	(3,428)
Inflation Managed	164	(1,201)	(1,037)	551	(385)	166
Managed Bond	78	(1,015)	(937)	3,597	(448)	3,149
Equity Index	—	(934)	(934)	360	(769)	(409)
Growth LT	23	(91)	(68)	115	(5,148)	(5,033)
Main Street Core	284	(1,383)	(1,099)	263	(231)	32
Small-Cap Growth	54	(1,275)	(1,221)	651	(201)	450
Small-Cap Index	64	(5,621)	(5,557)	7,873	(1,075)	6,798
Emerging Markets	40	(1,646)	(1,606)	8,508	(304)	8,204
International Value	115	(730)	(615)	980	(7,907)	(6,927)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, High Yield Bond, Inflation Managed, Managed Bond, Equity Index, Growth LT, Main Street® Core, Small-Cap Growth, Small-Cap Index, Emerging Markets, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2012 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account of Pacific Life Insurance Company as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report

as of December 31, 2012

• Pacific Select

  Separate Account of

  Pacific Life Insurance Company

Form No.	15-21492-14